Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair value disclosure
Long-term time deposits and held-to-maturity investments	¥ 24,666	$ 3,474	¥ 23,629
Notes payable, current portion	5,999	845	6,812
Convertible senior notes, current portion	2,727	384	6,756
Notes payable, non-current portion	32,742	4,612	36,268
Convertible senior notes, non-current portion	8,881	1,251	7,253
Fair value measurements on a recurring basis
Derivative instruments	¥ 994	$ 140	¥ 1,416
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Deferred Income Tax Assets, Net	Deferred Income Tax Assets, Net	Deferred Income Tax Assets, Net
Total assets measured at fair value	¥ 21,740	$ 3,063	¥ 22,379
Total liabilities measured at fair value	321	45	328
Cash Equivalents
Fair value disclosure
Time deposits	6,266	883	12,968
Money market funds			3
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	167,740	23,626	120,464
Fair value measurements on a recurring basis
Available-for-sale debt investments	1,671	235	855
Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	24,872	3,503	23,688
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	9,610	1,354	12,100
Equity investments without readily determinable fair value using NAV practical expedient	942	133	945
Investments accounted for at fair value	4,841	682	4,616
Available-for-sale debt investments	3,682	519	2,447
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	321	$ 45	328
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value	9,676		12,197
Fair Value, Inputs, Level 1 | Cash Equivalents
Fair value disclosure
Money market funds			3
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	9,610		12,100
Investments accounted for at fair value	66		97
Fair Value, Inputs, Level 2
Fair value disclosure
Notes payable, current portion	5,999		6,812
Convertible senior notes, current portion	2,727		6,756
Notes payable, non-current portion	32,742		36,268
Convertible senior notes, non-current portion	3,757		7,253
Fair value measurements on a recurring basis
Derivative instruments	994		1,416
Total assets measured at fair value	3,088		2,271
Total liabilities measured at fair value	321		328
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	6,266		12,968
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	167,740		120,464
Fair value measurements on a recurring basis
Available-for-sale debt investments	1,671		855
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	24,872		23,688
Fair value measurements on a recurring basis
Available-for-sale debt investments	423
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	321		328
Fair Value, Inputs, Level 3
Fair value disclosure
Convertible senior notes, non-current portion	5,124
Fair value measurements on a recurring basis
Total assets measured at fair value	8,034		6,966
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value	4,775		4,519
Available-for-sale debt investments	¥ 3,259		¥ 2,447